Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2025
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying unaudited interim condensed consolidated balance sheet are analyzed as follows:

June 30, 2025
Cost:
Beginning balance	610,137
- Additions	38,173
Ending balance	648,310

Accumulated depreciation:
Beginning balance	(125,645)
- Depreciation for the period	(14,465)
Ending balance	(140,110)

Net book value	508,200